Business and Basis of Presentation Revised Condensed Consolidated Balance Sheet (Details) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cash and cash equivalents	$ 716	$ 939	$ 2,421	$ 879
Investment securities	1,872	1,867
Personal loans	13,300	13,295
SpringCastle Portfolio	0	1,703
Mortgage Loans on Real Estate	517	538
Retail sales finance	19	23
Net finance receivables	13,836	15,559
Unearned insurance premium and claim reserves	(643)	(662)
Loans and Leases Receivable, Allowance	(636)	(592)	(183)	(182)
Loans and Leases Receivable, Net Amount	12,557	14,305
Finance receivables held for sale	776	793
Restricted cash and cash equivalents	588	676
Goodwill	1,422	1,440
Other intangible assets	539	559
Other assets	664	611
Assets	19,134	21,190	12,280
Long-term debt	14,870	17,300
Insurance claims and policyholder liabilities	747	747
Deferred and accrued taxes	91	29
Other liabilities	456	384
Liabilities	16,164	18,460
Common stock	1	1
Additional paid-in capital	1,537	1,533
Accumulated other comprehensive loss	(13)	(33)	3	3
Retained earnings	1,445	1,308
Stockholders' Equity Attributable to Parent	2,970	2,809		2,061
Non-controlling interests	0	(79)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	2,970	2,730	1,950	1,932
Liabilities and Equity	19,134	21,190
Scenario, Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cash and cash equivalents	716	939	$ 2,421	879
Investment securities	1,872	1,867
Personal loans	13,209	13,267
SpringCastle Portfolio	0	1,576
Mortgage Loans on Real Estate	503	524
Retail sales finance	19	23
Net finance receivables	13,731	15,390
Unearned insurance premium and claim reserves	(643)	(662)
Loans and Leases Receivable, Allowance	(600)	(587)
Loans and Leases Receivable, Net Amount	12,488	14,141
Finance receivables held for sale	776	796
Restricted cash and cash equivalents	588	676
Goodwill	1,422	1,440
Other intangible assets	539	559
Other assets	654	638
Assets	19,055	21,056
Long-term debt	14,870	17,300
Insurance claims and policyholder liabilities	747	747
Deferred and accrued taxes	53	20
Other liabilities	457	384
Liabilities	16,127	18,451
Common stock	1	1
Additional paid-in capital	1,537	1,533
Accumulated other comprehensive loss	(13)	(33)
Retained earnings	1,403	1,250
Stockholders' Equity Attributable to Parent	2,928	2,751		$ 2,025
Non-controlling interests	0	(146)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	2,928	2,605
Liabilities and Equity	$ 19,055	$ 21,056